Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	November 2019
Distribution Date	12/16/19
Transaction Month	51
30/360 Days	30
Actual/360 Days	31

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$25,714,730.43	0.9330454	$18,290,507.78	0.6636614	$7,424,222.65
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$48,164,730.43	0.0475462	$40,740,507.78	0.0402173	$7,424,222.65

Weighted Avg. Coupon (WAC)	3.23%		3.28%
Weighted Avg. Remaining Maturity (WARM)	13.85		13.21
Pool Receivables Balance	$64,713,138.35		$57,093,889.56
Remaining Number of Receivables	17,719		17,000

Adjusted Pool Balance	$63,474,716.98		$56,050,494.33

III. COLLECTIONS

Principal:
Principal Collections	$7,527,996.45
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$84,174.71
Total Principal Collections	$7,612,171.16

Interest:
Interest Collections	$176,310.79
Late Fees & Other Charges	$21,867.71
Interest on Repurchase Principal	$-
Total Interest Collections	$198,178.50

Collection Account Interest	$9,400.77
Reserve Account Interest	$3,433.94
Servicer Advances	$-

Total Collections	$7,823,184.37

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	November 2019
Distribution Date	12/16/19
Transaction Month	51
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$7,823,184.37
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$7,823,184.37

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$53,927.62	$-	$53,927.62	53,927.62
Collection Account Interest					$9,400.77
Late Fees & Other Charges					$21,867.71
Total due to Servicer					$85,196.10

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	0.00

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$-		$-	0.00

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$54,643.80		$54,643.80	54,643.80

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$7,624,413.22

9. Regular Principal Distribution Amount:					7,424,222.65

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$-		$-
Class C Notes Total:		$7,424,222.65		$7,424,222.65
Class D Notes Total:		$-		$-
Total Noteholders Principal		$7,424,222.65		$7,424,222.65

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					200,190.57

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,238,421.37
Beginning Period Amount	$1,238,421.37
Current Period Amortization	$195,026.14
Ending Period Required Amount	$1,043,395.23
Ending Period Amount	$1,043,395.23
Next Distribution Date Required Amount	$869,732.14

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	November 2019
Distribution Date	12/16/19
Transaction Month	51
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		24.12%	27.31%	27.31%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.21%	16,695	96.90%	$55,322,334.79
30 - 60 Days	1.31%	222	2.29%	$1,309,070.04
61 - 90 Days	0.43%	73	0.74%	$420,356.07
91-120 Days	0.06%	10	0.07%	$42,128.66
121 + Days	0.00%	0	0.00%	$-
Total		17,000		$57,093,889.56

Delinquent Receivables 30+ Days Past Due
Current Period	1.79%	305	3.10%	$1,771,554.77
1st Preceding Collection Period	1.84%	326	2.85%	$1,843,061.81
2nd Preceding Collection Period	1.73%	320	2.59%	$1,884,082.56
3rd Preceding Collection Period	1.75%	336	2.60%	$2,106,183.47
Four-Month Average	1.78%		2.79%

Repossession in Current Period		5		$30,143.32
Repossession Inventory		45		$27,214.97

Current Charge-Offs
Gross Principal of Charge-Offs				$91,252.34
Recoveries				$(84,174.71)
Net Loss				$7,077.63

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.13%

Average Pool Balance for Current Period				$60,903,513.95

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.14%
1st Preceding Collection Period				1.47%
2nd Preceding Collection Period				-0.11%
3rd Preceding Collection Period				-0.24%
Four-Month Average				0.31%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	16	2,465	$29,940,321.79
Recoveries	14	2,232	$(17,490,648.76)
Net Loss			$12,449,673.03
Cumulative Net Loss as a % of Initial Pool Balance			1.17%

Net Loss for Receivables that have experienced a Net Loss *	9	1,732	$12,567,198.62
Average Net Loss for Receivables that have experienced a Net Loss			$7,255.89

Principal Balance of Extensions			$180,463.10
Number of Extensions			35

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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